Acquisitions - Preliminary purchase price allocation (Parenthetical) (Details) - Best Day Group [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) Promissorynotes
Business Acquisition [Line Items]
Date of purchase price payable	Oct. 01, 2023
Date of contingent Consideration payable	Oct. 01, 2024
Business Combination ,Contingencies related to Non income tax	$ 17,933
Business Combination ,Contingencies realted to social security and other matters	4,503
Business Combination,uncertain tax positions assumed	28,955
Promissory Notes [Member]
Business Acquisition [Line Items]
Debt instrument Nominal amount	14,323
Debt instrument fair value	$ 13,928
Debt Instrument, Interest Rate	5.00%
Debt Instrument, Maturity Date	Oct. 01, 2023
Number of debt instrument issued | Promissorynotes	4